ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
	US$	US$
Accrued payroll and welfare	9,444,626	12,099,447
Income and non-income based tax payables	2,677,610	4,936,372
Accrued marketing expenses	2,416,759	6,251,009
Accrued professional expenses	1,185,326	2,471,569
Accrued data and IT service expenses	552,814	622,641
Advanced from customers	294,881	429,531
Others	309,941	327,632
	16,881,957	27,138,201